Note 5 - Stock Transactions	3 Months Ended
Mar. 13, 2012
Notes
Note 5 - Stock Transactions

NOTE 5 - STOCK TRANSACTIONS

During the period from February 1, 2012 to March 13, 2012, the Company had the following issuances of stock:

On February 29, 2012, the company issued 18,000 shares of stock in exchange for cash of $23,746 (€18,000).  The stock was sold to Total-Invest International B.V. (sole owner of Blue Bull Ventures B.V.).